MassMutual Ascend Life Insurance Company

191 Rosa Parks Street

Cincinnati OH 45202

December 12, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MassMutual Ascend Life Insurance Company

File No. 333-276893

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, MassMutual Ascend Life Insurance Company (the Insurance Company), certifies that (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 6) to the Insurance Company’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on or about December 8, 2025.

Please address any questions or comments to the undersigned at (513) 361-9401.

Very truly yours,

MassMutual Ascend Life Insurance Company

/s/ John Domaschko
John Domaschko
Head of Securities Law